As filed with the U.S. Securities and Exchange Commission on January 16, 2004
                                                     Registration No. 333-111391
                                                               File No. 811-8255

                                    FORM N-14

            U.S. SECURITIES AND EXCHANGE COMMISSION Washington, D.C.
                                      20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


[X] Pre-Effective Amendment No. 1    [__] Post-Effective Amendment No. ____

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     Exact Name of Registrant as Specified Area Code and Telephone Number:
                                  In Charter:

                      THE WORLD FUNDS, INC. (800) 527-9525
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   Address of Principal Executive Offices: (Number, Street, City, State, Zip
                                     Code)

            1500 Forest Avenue, Suite 223, Richmond, Virginia 23229
--------------------------------------------------------------------------------

                     Name and Address of Agent for Service:
                          Steven M. Felsenstein, Esq.,
                             Greenberg Traurig, LLP
                     2001 Market Street, Two Commerce Square
                             Philadelphia, PA 19103
              ----------------------------------------------------
                 (Number and Street) (City) (State) (Zip Code)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective on February 2, 2004 pursuant to Rule 488 under the Securities Act of 1933.


Title of Securities Being Registered:  Shares of Common Stock, $0.01 Par Value
--------------------------------------------------------------------------------
No filing fee is required because an indefinite number of shares have previously been registered on Form N-1A by Registrant (Registration Nos. 333-29289/811-8255) pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

The purpose of this Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 (File Nos. 333-111391/811-8255) is solely to designate a new effective date pursuant to Rule 488 under the Securities Act of 1933. The Registrant will be filing a Pre-Effective Amendment No. 2 to this Registration Statement on Form N-14 by January 23, 2004 to complete the disclosures contained within this Form N-14.

                                   SIGNATURES


As required by the Securities Act of 1933, this Pre-Effective Amendment No. 1 to the Registration Statement has been signed on behalf of the Registrant, in the City of Richmond, and State of Virginia on the 16th day of January, 2004.


THE WORLD FUNDS, INC.
--------------------------------------------------------------------------------
Registrant


/S/ JOHN PASCO, III
--------------------------------------------------------------------------------
By:   John Pasco, III
      Chairman and Chief Executive Officer
      (Signature and Title)

As required by the Securities Act of 1933, this Pre-Effective Amendment No. 1 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                       Title                   Date

/S/ JOHN PASCO, III
---------------------           Director, Chairman      January 16, 2004
John Pasco, III                 Chief Executive
                                Officer and Chief
                                Financial Officer

/S/ SAMUEL BOYD, JR.
----------------------          Director                January 16, 2004
Samuel Boyd, Jr.


/S/ PAUL M. DICKINSON
----------------------          Director                January 16, 2004
Paul M. Dickinson


/S/ WILLIAM E. POIST
----------------------          Director                January 16, 2004
William E. Poist

                             GREENBERG TRAURIG, LLP
                            2700 Two Commerce Square
                               2001 Market Street
                             Philadelphia, PA 19103
                                 (215) 988-7800

                                                    Terrance James Reilly, Esq.
                                                   Direct Dial:  (215) 988-7815
                                                    E-mail:  reillyte@gtlaw.com


                          January 16, 2004



VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Re:   The World Funds, Inc.
      SEC File Nos. 333-111391/811-8255

Ladies and Gentlemen:

      On behalf of The World Funds, Inc. (the "Company"), attached herewith for filing pursuant to Rule 488 under the Securities Act of 1933, as amended (the "1933 Act"), please find Pre-Effective Amendment No. 1 to the Company's Registration Statement on Form N-14 ("PEA No. 1"). PEA No. 1 is being filed in connection with the reorganization of Old Dominion Investor's Trust, Inc. into The New Market Fund, a series of shares of the Company. PEA No. 1 is being filed solely to designate a new effective date. The Company is requesting that PEA No. 1 become effective on February 2, 2004, and is willing to work with the staff towards this goal. A request for acceleration will follow under separate cover. The Registrant will be filing a Pre-Effective Amendment No. 2 to this Registration Statement on Form N-14 by January 23, 2004 to complete the disclosures contained within this Form N-14.

      Questions concerning PEA No. 1 may be directed to Terrance James Reilly at
(215) 988-7815, or in his absence, Steven M. Felsenstein at (215) 988-7837.


                                Very truly yours,


                                /s/ Terrance James Reilly
                                Terrance James Reilly


cc:   Mary A. Cole
      Steven M. Felsenstein
      John Pasco, III